AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 84.3%
Affiliated Mutual Funds — 9.8%
Domestic Equity — 2.6%
AST Small-Cap Equity Portfolio*	163,259	$14,043,531
PSF PGIM Jennison Blend Portfolio*	306,254	42,774,502
		56,818,033
Fixed Income — 6.8%
AST PGIM Fixed Income Central Portfolio*	12,226,375	146,349,712
PSF PGIM High Yield Bond Portfolio*	118,227	924,538
		147,274,250
International Equity — 0.4%
PGIM Jennison Emerging Markets Equity Opportunities Fund (Class R6)	387,384	8,073,092

Total Affiliated Mutual Funds (cost $189,614,554)(wa)		212,165,375
Common Stocks — 33.2%
Aerospace & Defense — 1.0%
Airbus SE (France)	12,545	2,371,920
ATI, Inc.*	5,100	741,846
BAE Systems PLC (United Kingdom)	26,491	776,677
Boeing Co. (The)*	1,100	218,933
CSG NV (Czech Republic)*	9,135	246,440
Elbit Systems Ltd. (Israel)	361	304,363
Elbit Systems Ltd. (Israel)	560	475,490
Embraer SA (Brazil), ADR	15,955	946,770
FTAI Aviation Ltd.	1,200	294,000
General Dynamics Corp.	1,600	549,152
General Electric Co.	3,300	936,441
Howmet Aerospace, Inc.	5,299	1,221,207
Leonardo SpA (Italy)	7,854	534,225
Lockheed Martin Corp.	400	241,756
MTU Aero Engines AG (Germany)	364	132,794
Northrop Grumman Corp.	1,187	809,819
Rheinmetall AG (Germany)	710	1,197,618
Rolls-Royce Holdings PLC (United Kingdom)	171,458	2,604,863
RTX Corp.	5,600	1,080,240
Saab AB (Sweden) (Class B Stock)	18,045	1,181,041
Safran SA (France)	7,911	2,588,711
Singapore Technologies Engineering Ltd. (Singapore)	103,600	879,278
Thales SA (France)	2,068	606,431
Woodward, Inc.	1,500	536,880
		21,476,895
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	26,775	1,411,228
DSV A/S (Denmark)	941	227,259
FedEx Corp.	1,900	676,742
United Parcel Service, Inc. (Class B Stock)	600	59,028
		2,374,257
	Shares	Value

Common Stocks (continued)
Automobile Components — 0.1%
Aisin Corp. (Japan)	8,800	$123,976
Aptiv PLC*	7,000	486,080
Aumovio SE (Germany)*	6,017	235,632
Bridgestone Corp. (Japan)	16,000	333,412
Cie Generale des Etablissements Michelin SCA (France)	11,531	395,039
Sumitomo Electric Industries Ltd. (Japan)	9,400	534,109
		2,108,248
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	4,863	449,860
Ferrari NV (Italy)	410	139,115
Ford Motor Co.	20,000	230,800
General Motors Co.	9,800	730,100
Honda Motor Co. Ltd. (Japan)	113,000	914,574
Isuzu Motors Ltd. (Japan)	41,800	601,952
Mahindra & Mahindra Ltd. (India)	11,218	351,870
Mercedes-Benz Group AG (Germany)	20,077	1,233,990
Stellantis NV	23,844	172,334
Subaru Corp. (Japan)	18,000	290,005
Suzuki Motor Corp. (Japan)	10,500	127,982
Tesla, Inc.*	9,507	3,534,227
Toyota Motor Corp. (Japan)	114,100	2,371,837
Yamaha Motor Co. Ltd. (Japan)	7,200	52,016
		11,200,662
Banks — 2.6%
ABN AMRO Bank NV (Netherlands), CVA	1,447	45,871
AIB Group PLC (Ireland)	167,565	1,788,775
ANZ Group Holdings Ltd. (Australia)	46,800	1,176,798
Banca Monte dei Paschi di Siena SpA (Italy)	31,165	271,931
Banco Bilbao Vizcaya Argentaria SA (Spain)	66,779	1,442,398
Banco Santander SA (Spain)	165,537	1,855,789
Bank Hapoalim BM (Israel)	35,488	833,436
Bank Leumi Le-Israel BM (Israel)	13,905	310,955
Bank of America Corp.	11,400	555,750
Barclays PLC (United Kingdom)	543,227	2,842,970
BNP Paribas SA (France)	30,320	2,888,393
BOC Hong Kong Holdings Ltd. (China)	116,000	639,973
BPER Banca SpA (Italy)	7,244	94,934
CaixaBank SA (Spain)	181,560	2,176,479
Chiba Bank Ltd. (The) (Japan)	14,400	186,402
Citigroup, Inc.	11,100	1,258,851
Citizens Financial Group, Inc.	7,700	461,769
Commerzbank AG (Germany)	1,393	50,816
Commonwealth Bank of Australia (Australia)	17,742	2,077,709
Credit Agricole SA (France)	42,333	790,118
Danske Bank A/S (Denmark)	17,029	839,233
DBS Group Holdings Ltd. (Singapore)	7,640	339,981
Erste Group Bank AG (Austria)	828	89,445
HSBC Holdings PLC (United Kingdom)	325,348	5,343,058
A1

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	91,309	$2,370,078
Intesa Sanpaolo SpA (Italy)	133,751	808,911
Japan Post Bank Co. Ltd. (Japan)	26,000	424,066
JPMorgan Chase & Co.	8,000	2,353,280
KBC Group NV (Belgium)	3,652	446,975
Lloyds Banking Group PLC (United Kingdom)	831,201	1,030,219
Mitsubishi UFJ Financial Group, Inc. (Japan)	226,900	3,842,310
Mizuho Financial Group, Inc. (Japan)	19,900	805,627
National Australia Bank Ltd. (Australia)	24,498	708,621
NatWest Group PLC (United Kingdom)	174,991	1,296,324
Nordea Bank Abp (Finland)	73,082	1,258,411
NU Holdings Ltd. (Brazil) (Class A Stock)*	52,547	755,100
Oversea-Chinese Banking Corp. Ltd. (Singapore)	62,000	1,061,921
PNC Financial Services Group, Inc. (The)	1,000	208,090
Resona Holdings, Inc. (Japan)	68,400	780,290
Sberbank of Russia PJSC (Russia)*^	151,076	—
Societe Generale SA (France)	11,106	810,926
Standard Chartered PLC (United Kingdom)	43,540	907,367
Sumitomo Mitsui Financial Group, Inc. (Japan)	75,400	2,479,176
Swedbank AB (Sweden) (Class A Stock)(a)	13,394	456,515
Truist Financial Corp.	10,800	496,476
U.S. Bancorp	18,864	981,117
UniCredit SpA (Italy)	19,584	1,405,031
Wells Fargo & Co.	27,218	2,166,825
Westpac Banking Corp. (Australia)	18,847	520,842
		56,736,332
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	12,806	885,997
Asahi Group Holdings Ltd. (Japan)	105,600	1,054,377
Carlsberg A/S (Denmark) (Class B Stock)	7,150	892,667
Coca-Cola Co. (The)	7,000	532,350
Coca-Cola HBC AG (Italy)*	7,333	413,062
Diageo PLC (United Kingdom)	12,755	237,208
Heineken Holding NV (Netherlands)	10,243	728,956
Heineken NV (Netherlands)	708	54,458
Keurig Dr. Pepper, Inc.	10,800	284,364
Kirin Holdings Co. Ltd. (Japan)	56,400	897,109
Monster Beverage Corp.*	3,800	275,348
PepsiCo, Inc.	4,200	652,218
		6,908,114
Biotechnology — 0.4%
AbbVie, Inc.(a)	10,247	2,228,620
Amgen, Inc.	1,700	598,145
Argenx SE (Netherlands)*	912	661,874
Argenx SE (Netherlands), ADR*	1,114	813,498
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Biogen, Inc.*	600	$109,998
CSL Ltd. (Australia)	8,860	870,220
Exelixis, Inc.*	5,700	244,473
Genmab A/S (Denmark)*	912	245,621
Gilead Sciences, Inc.	4,300	599,291
Grifols SA (Spain)	4,548	47,581
Incyte Corp.*	4,000	376,480
Neurocrine Biosciences, Inc.*	2,700	355,698
Regeneron Pharmaceuticals, Inc.(a)	1,347	1,040,746
Swedish Orphan Biovitrum AB (Sweden)*	3,144	131,767
United Therapeutics Corp.*	100	59,298
Vertex Pharmaceuticals, Inc.*	716	319,723
		8,703,033
Broadline Retail — 0.5%
Alibaba Group Holding Ltd. (China), ADR	5,234	656,658
Amazon.com, Inc.*	40,375	8,408,901
eBay, Inc.	1,800	163,836
Macy’s, Inc.	21,200	383,508
MercadoLibre, Inc. (Brazil)*	118	204,024
Next PLC (United Kingdom)	3,084	521,038
Pan Pacific International Holdings Corp. (Japan)	33,300	203,139
Prosus NV (China)*	16,163	748,275
Sea Ltd. (Singapore), ADR*	3,600	298,116
		11,587,495
Building Products — 0.2%
A.O. Smith Corp.	1,200	79,128
Advanced Drainage Systems, Inc.	500	68,565
AGC, Inc. (Japan)	9,100	322,391
Assa Abloy AB (Sweden) (Class B Stock)	6,403	231,455
Belimo Holding AG (Switzerland)	148	120,198
Carrier Global Corp.	2,781	156,598
Cie de Saint-Gobain SA (France)	9,948	823,639
Daikin Industries Ltd. (Japan)	1,200	143,936
Geberit AG (Switzerland)	132	89,104
Johnson Controls International PLC	4,400	576,180
Trane Technologies PLC	1,550	645,947
		3,257,141
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	8,321	271,190
Affiliated Managers Group, Inc.	900	249,030
Amundi SA (France), 144A	7,355	632,073
Banco BTG Pactual SA (Brazil), UTS	32,240	352,098
Bank of New York Mellon Corp. (The)	8,300	984,629
Blackrock, Inc.	500	480,855
Blackstone, Inc.	4,222	485,488
Charles Schwab Corp. (The)	10,800	1,014,984
Daiwa Securities Group, Inc. (Japan)	25,700	243,518
Deutsche Bank AG (Germany)	30,787	916,224
Deutsche Boerse AG (Germany)	1,152	337,473
Futu Holdings Ltd. (Hong Kong), ADR*	4,044	553,057

A2

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)	600	$507,594
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,028	455,444
Houlihan Lokey, Inc.	800	114,896
Huatai Securities Co. Ltd. (China) (Class A Stock)	122,640	320,864
Intercontinental Exchange, Inc.	1,200	188,736
Julius Baer Group Ltd. (Switzerland)	1,808	132,986
London Stock Exchange Group PLC (United Kingdom)	8,565	1,011,422
Macquarie Group Ltd. (Australia)	2,922	415,090
Moody’s Corp.	400	174,500
Morgan Stanley	11,619	1,912,139
MSCI, Inc.	800	431,208
Nasdaq, Inc.	1,200	101,868
Nomura Holdings, Inc. (Japan)	68,900	542,521
Northern Trust Corp.	3,500	488,495
Partners Group Holding AG (Switzerland)	499	537,843
Raymond James Financial, Inc.	900	130,311
S&P Global, Inc.	1,500	638,010
SBI Holdings, Inc. (Japan)	9,800	181,460
Singapore Exchange Ltd. (Singapore)	43,300	660,547
T. Rowe Price Group, Inc.(a)	2,000	180,280
UBS Group AG (Switzerland)	50,573	1,972,013
XP, Inc. (Brazil) (Class A Stock)	17,912	341,044
		17,959,890
Chemicals — 0.3%
Air Liquide SA (France)	2,936	606,867
Asahi Kasei Corp. (Japan)	9,600	93,931
DuPont de Nemours, Inc.	3,600	164,880
Element Solutions, Inc.	4,000	136,560
Evonik Industries AG (Germany)	2,670	52,393
Givaudan SA (Switzerland)	24	81,156
LANXESS AG (Germany)	11,943	264,048
Linde PLC	2,200	1,090,672
Mitsubishi Chemical Group Corp. (Japan)	118,800	694,520
Nippon Paint Holdings Co. Ltd. (Japan)	18,200	114,124
Nitto Denko Corp. (Japan)	6,000	120,025
Orica Ltd. (Australia)	29,675	417,069
Sherwin-Williams Co. (The)	2,100	673,155
Shin-Etsu Chemical Co. Ltd. (Japan)	5,400	219,882
Yara International ASA (Brazil)	18,119	1,059,136
		5,788,418
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	35,087	550,665
Dai Nippon Printing Co. Ltd. (Japan)	29,200	532,024
RB Global, Inc. (Canada)	3,700	354,645
Securitas AB (Sweden) (Class B Stock)	18,536	310,439
Tetra Tech, Inc.	8,100	243,972
TOPPAN Holdings, Inc. (Japan)	8,100	213,635
		2,205,380
	Shares	Value

Common Stocks (continued)
Communications Equipment — 0.2%
Arista Networks, Inc.*	5,200	$638,456
Ciena Corp.*	1,800	698,814
Cisco Systems, Inc.	6,800	527,612
Lumentum Holdings, Inc.*	400	281,104
Nokia OYJ (Finland)	35,664	286,098
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	75,876	865,004
		3,297,088
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	4,668	569,288
AECOM	3,300	279,906
API Group Corp.*	2,900	117,508
Comfort Systems USA, Inc.	220	303,378
Eiffage SA (France)	2,557	392,161
HOCHTIEF AG (Germany)	1,612	733,253
Obayashi Corp. (Japan)	16,300	394,794
Shimizu Corp. (Japan)	2,800	50,235
Taisei Corp. (Japan)	3,700	383,326
Vinci SA (France)	8,879	1,332,731
		4,556,580
Construction Materials — 0.1%
CRH PLC	9,384	981,759
CRH PLC	900	94,608
Heidelberg Materials AG (Germany)	470	99,187
Holcim AG*	7,024	580,617
Vulcan Materials Co.	1,619	440,854
		2,197,025
Consumer Finance — 0.1%
Ally Financial, Inc.	10,300	404,069
American Express Co.(a)	3,333	1,008,166
Capital One Financial Corp.	3,000	547,290
Synchrony Financial(a)	8,800	598,576
		2,558,101
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA (France)	18,802	348,135
Costco Wholesale Corp.	1,770	1,763,681
Dollar General Corp.	2,400	284,952
Dollar Tree, Inc.*	1,500	164,265
Jeronimo Martins SGPS SA (Portugal)	12,324	294,684
Koninklijke Ahold Delhaize NV (Netherlands)	22,978	1,070,067
Kroger Co. (The)	1,700	123,012
MatsukiyoCocokara & Co. (Japan)	26,400	420,191
Sysco Corp.	7,700	549,241
Target Corp.	2,500	303,000
Tesco PLC (United Kingdom)	204,622	1,286,056
Walmart, Inc.	17,114	2,126,928
Woolworths Group Ltd. (Australia)	30,349	766,380
		9,500,592
Containers & Packaging — 0.0%
Ball Corp.	1,700	100,487

A3

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Distributors — 0.0%
LKQ Corp.	6,400	$187,968
Diversified Consumer Services — 0.0%
ADT, Inc.	72,900	478,953
Pearson PLC (United Kingdom)	17,475	230,388
		709,341
Diversified REITs — 0.3%
Covivio SA (France)	6,469	386,610
Essential Properties Realty Trust, Inc.	182,206	5,531,774
GPT Group (The) (Australia)	147,942	467,945
Mirvac Group (Australia)	235,378	290,825
Stockland (Australia)	163,002	489,304
		7,166,458
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	15,300	443,547
Comcast Corp. (Class A Stock)	18,000	516,780
Deutsche Telekom AG (Germany)	78,623	2,934,467
Elisa OYJ (Finland)	3,223	156,994
HKT Trust & HKT Ltd. (Hong Kong), UTS	58,000	90,636
Koninklijke KPN NV (Netherlands)	46,292	258,014
Proximus SADP (Belgium)	36,774	297,537
Singapore Telecommunications Ltd. (Singapore)	30,000	115,513
Telia Co. AB (Sweden)	60,471	309,809
Telstra Group Ltd. (Australia)	334,501	1,234,847
Verizon Communications, Inc.	22,800	1,144,560
		7,502,704
Electric Utilities — 0.5%
Acciona SA (Spain)	380	99,926
American Electric Power Co., Inc.(a)	7,000	917,560
Chubu Electric Power Co., Inc. (Japan)	5,300	87,381
Constellation Energy Corp.	700	195,475
Duke Energy Corp.(a)	700	91,658
Elia Group SA/NV (Belgium)	3,186	489,367
Endesa SA (Spain)	8,689	362,358
Enel SpA (Italy)	291,124	3,182,809
Entergy Corp.	4,093	459,889
Exelon Corp.	5,400	264,708
Iberdrola SA (Spain)	47,884	1,096,264
Kansai Electric Power Co., Inc. (The) (Japan)	16,300	271,005
NextEra Energy, Inc.	14,661	1,361,714
NRG Energy, Inc.	1,300	189,982
Origin Energy Ltd. (Australia)	19,096	164,324
PG&E Corp.	36,200	636,034
Power Assets Holdings Ltd. (Hong Kong)	10,000	78,020
Southern Co. (The)	14,028	1,353,983
Terna - Rete Elettrica Nazionale (Italy)	22,995	263,003
		11,565,460
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	35,638	2,897,653
AMETEK, Inc.	2,500	535,900
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Doosan Enerbility Co. Ltd. (South Korea)*	2,203	$138,432
Eaton Corp. PLC	2,017	721,421
Fuji Electric Co. Ltd. (Japan)	4,341	304,096
Fujikura Ltd. (Japan)	22,800	627,046
GE Vernova, Inc.	1,200	1,047,480
HD Hyundai Electric Co. Ltd. (South Korea)	568	321,879
Legrand SA (France)	4,069	632,138
Mitsubishi Electric Corp. (Japan)	39,500	1,291,930
NIDEC Corp. (Japan)	4,000	50,793
nVent Electric PLC	5,400	638,712
Prysmian SpA (Italy)	2,078	245,393
Rockwell Automation, Inc.	800	287,104
Schneider Electric SE	7,478	2,036,870
Siemens Energy AG (Germany)	18,067	3,115,647
Vertiv Holdings Co. (Class A Stock)	700	175,406
Vestas Wind Systems A/S (Denmark)	15,024	453,288
		15,521,188
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	5,778	730,050
Avnet, Inc.	1,000	61,620
CDW Corp.	700	84,714
Cognex Corp.	2,000	97,980
Coherent Corp.*	500	119,105
Delta Electronics, Inc. (Taiwan)	9,345	421,370
Elite Material Co. Ltd. (Taiwan)	5,827	497,314
Halma PLC (United Kingdom)	9,788	499,489
Ibiden Co. Ltd. (Japan)	1,500	75,061
IPG Photonics Corp.*	500	57,295
Keyence Corp. (Japan)	700	249,135
Keysight Technologies, Inc.*	2,300	649,451
Kyocera Corp. (Japan)	42,000	644,009
Littelfuse, Inc.	500	169,675
Murata Manufacturing Co. Ltd. (Japan)	13,600	305,146
TDK Corp. (Japan)	18,600	241,619
		4,903,033
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,378	755,677
Tenaris SA	21,705	634,487
Weatherford International PLC	5,300	501,274
		1,891,438
Entertainment — 0.3%
Netflix, Inc.*(a)	14,600	1,403,790
Nexon Co. Ltd. (Japan)	6,900	129,973
Nintendo Co. Ltd. (Japan)	16,437	938,316
Roku, Inc.*	900	85,158
Spotify Technology SA*	1,836	890,295
Take-Two Interactive Software, Inc.*	300	59,250
Walt Disney Co. (The)	19,460	1,875,555
		5,382,337
Financial Services — 0.5%
Banca Mediolanum SpA (Italy)	8,318	168,533

A4

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	5,300	$2,539,760
Edenred SE (France)	5,291	105,391
Fidelity National Information Services, Inc.	13,500	633,285
Fiserv, Inc.*	1,800	100,440
Global Payments, Inc.	3,700	249,010
Industrivarden AB (Sweden) (Class A Stock)	2,167	107,930
Industrivarden AB (Sweden) (Class C Stock)	13,592	673,738
Investor AB (Sweden) (Class B Stock)	28,408	1,075,946
Mastercard, Inc. (Class A Stock)	6,384	3,189,829
ORIX Corp. (Japan)	23,500	697,277
Visa, Inc. (Class A Stock)	3,900	1,178,736
		10,719,875
Food Products — 0.3%
Conagra Brands, Inc.	13,400	210,648
Darling Ingredients, Inc.*	3,600	222,660
General Mills, Inc.	14,300	532,246
Ingredion, Inc.	1,300	146,458
J.M. Smucker Co. (The)	700	67,508
Lamb Weston Holdings, Inc.	3,000	126,780
Lotus Bakeries NV (Belgium)	9	101,617
Magnum Ice Cream Co. NV (The) (Netherlands)*	4,018	59,128
Mondelez International, Inc. (Class A Stock)	5,328	307,106
Nestle SA	29,618	2,905,261
Orkla ASA (Norway)	21,425	269,626
Smithfield Foods, Inc.	2,400	67,128
WH Group Ltd. (Hong Kong), 144A	612,500	805,092
Yamazaki Baking Co. Ltd. (Japan)	22,000	491,767
		6,313,025
Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)	29,112	873,954
Osaka Gas Co. Ltd. (Japan)	13,000	526,559
Snam SpA (Italy)	121,442	919,976
Tokyo Gas Co. Ltd. (Japan)	2,300	108,321
		2,428,810
Ground Transportation — 0.1%
Canadian National Railway Co. (Canada)	4,122	424,260
Central Japan Railway Co. (Japan)	4,300	111,805
CSX Corp.	13,700	562,385
Uber Technologies, Inc.*	11,800	848,774
West Japan Railway Co. (Japan)	16,243	321,620
		2,268,844
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	5,700	585,219
Alcon AG	2,400	181,417
Boston Scientific Corp.*	11,979	751,682
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Coloplast A/S (Denmark) (Class B Stock)	1,000	$68,119
Edwards Lifesciences Corp.*	7,252	580,740
EssilorLuxottica SA (France)	2,380	554,600
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,867	560,887
Globus Medical, Inc. (Class A Stock)*	3,100	267,096
Hoya Corp. (Japan)	12,900	2,236,350
IDEXX Laboratories, Inc.*	400	224,756
Intuitive Surgical, Inc.*	900	414,891
Medtronic PLC	14,185	1,229,130
Smith & Nephew PLC (United Kingdom)	10,390	164,619
Solventum Corp.*	900	58,770
Sonova Holding AG (Switzerland)	618	140,912
STERIS PLC	300	66,339
Stryker Corp.	1,930	634,179
Sysmex Corp. (Japan)	12,500	109,011
Terumo Corp. (Japan)	30,300	407,073
		9,235,790
Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	3,000	633,930
Centene Corp.*	4,200	137,508
Cigna Group (The)	1,400	373,450
CVS Health Corp.	10,400	746,928
Fresenius Medical Care AG (Germany)	12,926	585,774
Fresenius SE & Co. KGaA (Germany)	10,766	558,710
McKesson Corp.	600	519,216
Sonic Healthcare Ltd. (Australia)	7,216	102,531
Tenet Healthcare Corp.*	1,000	188,710
UnitedHealth Group, Inc.	3,100	838,829
		4,685,586
Health Care REITs — 1.5%
American Healthcare REIT, Inc.(a)	137,909	6,503,789
Healthcare Realty Trust, Inc.	3,600	61,164
Janus Living, Inc. (Class A Stock)*(a)	114,722	2,703,998
National Health Investors, Inc.(a)	41,398	3,347,442
Ventas, Inc.	3,000	245,340
Welltower, Inc.	96,854	19,149,005
		32,010,738
Health Care Technology — 0.0%
M3, Inc. (Japan)	7,200	73,903
Veeva Systems, Inc. (Class A Stock)*	400	70,264
		144,167
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	23,600	452,176
Ryman Hospitality Properties, Inc.	14,939	1,378,421
Sunstone Hotel Investors, Inc.(a)	207,971	1,873,819
		3,704,416
Hotels, Restaurants & Leisure — 0.3%
Amadeus IT Group SA (Spain)	4,407	251,996
Aramark	10,400	421,616

A5

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Aristocrat Leisure Ltd. (Australia)	12,632	$401,511
Booking Holdings, Inc.	250	1,052,580
Chipotle Mexican Grill, Inc.*	21,678	693,913
Compass Group PLC (United Kingdom)	44,376	1,238,131
DoorDash, Inc. (Class A Stock)*	1,153	173,123
Evolution AB (Sweden), 144A	1,804	113,379
Expedia Group, Inc.	1,800	415,602
Galaxy Entertainment Group Ltd. (Macau)	53,000	239,554
Las Vegas Sands Corp.	1,200	64,656
Lottery Corp. Ltd. (The) (Australia)	46,860	175,001
Marriott International, Inc. (Class A Stock)	500	163,535
McDonald’s Corp.	4,274	1,328,316
Royal Caribbean Cruises Ltd.	200	55,036
Sodexo SA (France)	3,152	161,799
Viking Holdings Ltd.*	4,900	360,052
Yum! Brands, Inc.	1,100	171,028
		7,480,828
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	183,495	451,226
Lennar Corp. (Class A Stock)	600	52,104
Panasonic Holdings Corp. (Japan)	34,900	585,321
Sekisui House Ltd. (Japan)	3,700	82,906
Sony Group Corp. (Japan)	84,900	1,769,548
Toll Brothers, Inc.	2,200	300,234
		3,241,339
Household Products — 0.1%
Colgate-Palmolive Co.(a)	8,300	707,409
Essity AB (Sweden) (Class B Stock)	5,488	141,441
Henkel AG & Co. KGaA (Germany)	1,351	97,043
Procter & Gamble Co. (The)(a)	4,700	678,868
Reckitt Benckiser Group PLC (United Kingdom)	11,691	786,107
		2,410,868
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	11,450	770,343
Industrial Conglomerates — 0.3%
3M Co.	1,600	232,368
CK Hutchison Holdings Ltd. (United Kingdom)	60,500	464,399
Hitachi Ltd. (Japan)	49,300	1,446,240
Honeywell International, Inc.	1,200	271,236
Jardine Matheson Holdings Ltd. (Indonesia)	3,000	215,650
Keppel Ltd. (Singapore)	24,800	228,463
Siemens AG (Germany)	10,169	2,477,515
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,000	54,649
		5,390,520
Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	82,569	4,776,617
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
LXP Industrial Trust	28,225	$1,305,688
Prologis, Inc.	129,830	17,160,929
Segro PLC (United Kingdom)	49,381	423,322
		23,666,556
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	4,228	176,839
Aegon Ltd.	118,588	867,261
Ageas SA/NV (Belgium)	3,525	259,486
AIA Group Ltd. (Hong Kong)	129,000	1,433,361
Allianz SE (Germany)	3,598	1,519,502
Allstate Corp. (The)(a)	2,600	539,084
American International Group, Inc.	6,500	489,125
Aon PLC (Class A Stock)	1,300	419,614
Arthur J. Gallagher & Co.(a)	3,271	708,433
ASR Nederland NV (Netherlands)	12,345	849,915
AXA SA (France)	72,831	3,346,698
Chubb Ltd.	2,900	945,197
Daiichi Life Group, Inc. (Japan)	27,100	249,916
Kemper Corp.	4,400	134,464
Marsh & McLennan Cos., Inc.	3,500	607,075
MetLife, Inc.	9,300	657,696
MS&AD Insurance Group Holdings, Inc. (Japan)	14,500	378,386
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,511	1,585,800
NN Group NV (Netherlands)	12,272	958,393
Phoenix Financial Ltd. (Israel)	5,750	307,016
Progressive Corp. (The)	1,954	387,361
Prudential PLC (Hong Kong)	65,736	913,935
QBE Insurance Group Ltd. (Australia)	114,597	1,691,081
Sompo Holdings, Inc. (Japan)	1,300	50,607
Standard Life PLC (United Kingdom)	25,180	228,043
Suncorp Group Ltd. (Australia)	5,611	62,971
Swiss Re AG	2,012	337,970
T&D Holdings, Inc. (Japan)	2,700	69,159
Talanx AG (Germany)	5,466	678,260
Tokio Marine Holdings, Inc. (Japan)	14,500	680,644
Unipol Assicurazioni SpA (Italy)	24,802	576,155
Zurich Insurance Group AG (Switzerland)	1,376	972,582
		23,082,029
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)	26,992	7,761,820
Alphabet, Inc. (Class C Stock)	16,200	4,647,132
Autotrader Group PLC (United Kingdom), 144A	14,112	88,328
Diamond Sports Group LLC*(x)	3,228	607
LY Corp. (Japan)	151,100	364,322
Meta Platforms, Inc. (Class A Stock)	10,221	5,847,741
Scout24 SE (Germany), 144A	2,458	189,655
Tencent Holdings Ltd. (China)	7,893	497,830
		19,397,435

A6

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services — 0.3%
Accenture PLC (Class A Stock)	3,900	$773,331
Capgemini SE (France)	4,749	560,375
Cognizant Technology Solutions Corp. (Class A Stock)	10,600	650,310
Fujitsu Ltd. (Japan)	18,500	378,337
GoDaddy, Inc. (Class A Stock)*	2,000	165,340
International Business Machines Corp.	1,400	339,346
MongoDB, Inc.*	700	171,339
NEC Corp. (Japan)	23,800	592,218
Nomura Research Institute Ltd. (Japan)	7,800	213,467
Obic Co. Ltd. (Japan)	11,600	281,549
Otsuka Corp. (Japan)	27,000	516,907
Shopify, Inc. (Canada) (Class A Stock)*	4,953	587,525
TIS, Inc. (Japan)	14,300	305,754
		5,535,798
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	8,700	214,633
Hasbro, Inc.	2,300	215,280
		429,913
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	1,100	125,378
Danaher Corp.	4,900	929,040
Eurofins Scientific SE (Luxembourg)	871	63,556
Lonza Group AG (Switzerland)	289	185,399
Thermo Fisher Scientific, Inc.	900	442,377
West Pharmaceutical Services, Inc.	800	200,512
		1,946,262
Machinery — 0.6%
Alstom SA (France)*	35,754	1,022,501
Atlas Copco AB (Sweden) (Class A Stock)	8,130	143,469
Atlas Copco AB (Sweden) (Class B Stock)	17,491	273,424
Caterpillar, Inc.	2,000	1,416,920
Crane Co.	3,100	530,100
Cummins, Inc.	1,300	699,426
Daifuku Co. Ltd. (Japan)	7,500	264,818
Daimler Truck Holding AG (Germany)	1,881	92,631
Deere & Co.	1,059	596,535
Ebara Corp. (Japan)	2,300	65,109
Epiroc AB (Sweden) (Class A Stock)	2,670	65,727
Epiroc AB (Sweden) (Class B Stock)	4,994	106,979
FANUC Corp. (Japan)	8,900	310,227
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	488	156,316
IHI Corp. (Japan)	3,400	70,152
Knorr-Bremse AG (Germany)	520	59,411
Kone OYJ (Finland) (Class B Stock)	1,567	100,039
Kubota Corp. (Japan)	33,400	535,241
Lincoln Electric Holdings, Inc.	1,500	373,620
Makita Corp. (Japan)	6,400	210,345
Metso OYJ (Finland)	37,603	651,671
MINEBEA MITSUMI, Inc. (Japan)	32,900	546,307
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	41,400	$1,137,534
Parker-Hannifin Corp.	800	716,192
Rational AG (Germany)	60	44,019
Sandvik AB (Sweden)	34,048	1,308,868
Schindler Holding AG (Switzerland)	268	84,407
SMC Corp. (Japan)	1,100	432,628
Toro Co. (The)	2,300	214,912
VAT Group AG (Switzerland), 144A	469	292,582
Volvo AB (Sweden) (Class B Stock)	2,072	68,126
Wartsila OYJ Abp (Finland)	19,358	721,047
Xylem, Inc.	1,100	131,450
Yangzijiang Shipbuilding Holdings Ltd. (China)	120,600	358,229
		13,800,962
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	50	122,427
AP Moller - Maersk A/S (Class B Stock)	76	189,839
Nippon Yusen KK (Japan)	8,200	301,225
SITC International Holdings Co. Ltd. (China)	113,000	494,773
		1,108,264
Media — 0.1%
Fox Corp. (Class A Stock)	3,600	210,240
Fox Corp. (Class B Stock)	1,300	69,030
Publicis Groupe SA (France)	4,226	349,784
Sirius XM Holdings, Inc.	9,800	226,184
Versant Media Group, Inc.*	6,300	233,226
WPP PLC (United Kingdom)	50,438	157,743
		1,246,207
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	2,122	430,724
Anglo American PLC (South Africa)	6,267	269,077
Antofagasta PLC (Chile)	10,396	466,203
ArcelorMittal SA (Luxembourg)	5,274	273,518
BHP Group Ltd. (Australia)	68,185	2,467,105
Boliden AB (Sweden)*	4,628	242,608
CMOC Group Ltd. (China) (Class H Stock)	151,738	319,129
Endeavour Mining PLC (Ivory Coast)	4,272	256,148
Endeavour Mining PLC (Ivory Coast)	2,121	127,790
Evolution Mining Ltd. (Australia)	62,447	562,317
Fortescue Ltd. (Australia)	45,836	654,978
Freeport-McMoRan, Inc.	12,200	717,116
Fresnillo PLC (Mexico)	6,869	304,475
Glencore PLC (Australia)*	270,906	2,051,808
JFE Holdings, Inc. (Japan)	15,300	179,121
JX Advanced Metals Corp. (Japan)	23,200	514,200
Lynas Rare Earths Ltd. (Australia)*	26,754	363,252
Newmont Corp.	4,700	508,775
Nippon Steel Corp. (Japan)	54,000	199,128
Northern Star Resources Ltd. (Australia)	20,111	292,350

A7

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Nucor Corp.	2,900	$490,390
Rio Tinto Ltd. (Australia)	4,272	485,357
Rio Tinto PLC (Australia)	18,390	1,706,109
South32 Ltd. (Australia)	39,984	121,072
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	116,406
Vale SA (Brazil), ADR	26,325	418,831
Valterra Platinum Ltd. (South Africa)	597	49,052
		14,587,039
Multi-Utilities — 0.2%
DTE Energy Co.	3,000	438,660
E.ON SE (Germany)	74,395	1,629,360
Engie SA (France)	43,766	1,410,467
National Grid PLC (United Kingdom)	38,504	649,951
Sempra	5,800	563,586
		4,692,024
Office REITs — 0.3%
BXP, Inc.(a)	46,507	2,413,713
Gecina SA (France)	2,745	216,584
Piedmont Realty Trust, Inc.	256,287	1,683,806
SL Green Realty Corp.(a)	41,745	1,542,060
		5,856,163
Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway)	8,896	328,876
Antero Midstream Corp.	16,900	385,320
BP PLC	153,602	1,202,212
Cameco Corp. (Canada)	2,883	313,123
Cenovus Energy, Inc. (Canada)	50,495	1,340,145
Chevron Corp.	6,600	1,365,540
ConocoPhillips	13,032	1,720,224
Devon Energy Corp.(a)	10,900	548,488
ENEOS Holdings, Inc. (Japan)	104,200	938,856
Eni SpA (Italy)	42,688	1,213,782
EOG Resources, Inc.	1,100	159,027
Exxon Mobil Corp.	16,100	2,731,526
Galp Energia SGPS SA (Portugal)	21,492	515,326
Idemitsu Kosan Co. Ltd. (Japan)	42,600	418,226
Inpex Corp. (Japan)	13,100	387,491
LUKOIL PJSC (Russia)*^	7,425	—
Marathon Petroleum Corp.	1,300	317,434
Neste OYJ (Finland)	3,328	108,152
Phillips 66	2,700	491,886
Repsol SA (Spain)	7,891	222,120
Shell PLC	118,807	5,502,551
Shell PLC, ADR(a)	7,187	668,391
TotalEnergies SE (France)	26,103	2,395,580
Williams Cos., Inc. (The)	7,000	509,460
Woodside Energy Group Ltd. (Australia)	22,967	545,180
		24,328,916
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	1,300	86,424
Deutsche Lufthansa AG (Germany)	25,830	219,962
	Shares	Value

Common Stocks (continued)
Passenger Airlines (cont’d.)
International Consolidated Airlines Group SA (United Kingdom)	70,844	$336,248
Japan Airlines Co. Ltd. (Japan)	9,000	146,938
Qantas Airways Ltd. (Australia)	128,948	757,473
Ryanair Holdings PLC (Italy)	5,031	141,632
United Airlines Holdings, Inc.*	4,200	386,694
		2,075,371
Personal Care Products — 0.2%
Kao Corp. (Japan)	5,800	226,659
L’Oreal SA (France)	3,687	1,505,367
Shiseido Co. Ltd. (Japan)	20,200	412,691
Unilever PLC (United Kingdom)	16,765	920,388
Unilever PLC (United Kingdom)	14,698	829,843
Unilever PLC (United Kingdom), ADR(a)	1,874	106,762
		4,001,710
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	52,700	859,106
AstraZeneca PLC (United Kingdom)	22,810	4,460,267
Bayer AG (Germany)	20,284	938,708
Bristol-Myers Squibb Co.	3,100	188,015
Chugai Pharmaceutical Co. Ltd. (Japan)	6,500	358,465
Daiichi Sankyo Co. Ltd. (Japan)	13,000	232,579
Eli Lilly & Co.	3,616	3,325,888
Galderma Group AG (Switzerland)	7,622	1,497,981
GSK PLC	47,930	1,320,255
Haleon PLC	55,102	272,700
Hikma Pharmaceuticals PLC (United Kingdom)	2,031	34,112
Ipsen SA (France)	3,988	745,292
Johnson & Johnson	9,600	2,346,624
Kyowa Kirin Co. Ltd. (Japan)	6,200	101,469
Merck & Co., Inc.	6,900	830,001
Novartis AG	22,507	3,454,699
Novo Nordisk A/S (Denmark) (Class B Stock)	40,540	1,483,541
Orion OYJ (Finland) (Class B Stock)	5,014	405,264
Otsuka Holdings Co. Ltd. (Japan)	2,100	149,039
Pfizer, Inc.	29,000	814,320
Roche Holding AG	9,081	3,624,144
Sandoz Group AG (Switzerland)	6,488	508,341
Sanofi SA	27,577	2,663,106
Shionogi & Co. Ltd. (Japan)	16,200	358,359
Takeda Pharmaceutical Co. Ltd. (Japan)	23,100	850,724
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	7,900	237,948
UCB SA (Belgium)	3,424	1,031,640
		33,092,587
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	2,100	163,863
Clarivate PLC*(a)	166,700	421,751
Computershare Ltd. (Australia)	17,894	352,914

A8

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Concentrix Corp.(a)	7,900	$216,144
Genpact Ltd.	1,700	63,325
Jacobs Solutions, Inc.	1,000	127,280
ManpowerGroup, Inc.	5,900	173,814
Recruit Holdings Co. Ltd. (Japan)	16,100	701,476
RELX PLC (United Kingdom)	7,474	244,866
SGS SA (Switzerland)	1,040	109,605
Teleperformance SE (France)	3,796	223,064
		2,798,102
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	800	108,368
CK Asset Holdings Ltd. (Hong Kong)	21,000	120,158
Daito Trust Construction Co. Ltd. (Japan)	13,700	321,048
Daiwa House Industry Co. Ltd. (Japan)	20,700	649,420
Jones Lang LaSalle, Inc.*	1,900	578,208
LEG Immobilien SE (Germany)	6,963	454,835
Mitsui Fudosan Co. Ltd. (Japan)	18,100	192,954
Sumitomo Realty & Development Co. Ltd. (Japan)	1,800	51,077
Sun Hung Kai Properties Ltd. (Hong Kong)	6,500	108,230
Swiss Prime Site AG (Switzerland)	675	114,290
Vonovia SE (Germany)	24,486	612,455
		3,311,043
Residential REITs — 0.6%
AvalonBay Communities, Inc.	4,262	696,198
Equity Residential	84,869	5,020,001
Independence Realty Trust, Inc.(a)	265,875	3,958,879
Mid-America Apartment Communities, Inc.	8,876	1,083,937
Sun Communities, Inc.	1,421	178,989
UDR, Inc.	82,818	2,797,592
		13,735,596
Retail REITs — 1.6%
Acadia Realty Trust	68,673	1,313,028
Agree Realty Corp.(a)	74,267	5,598,247
Curbline Properties Corp.	135,466	3,493,668
FrontView REIT, Inc.	58,807	909,744
Kite Realty Group Trust(a)	49,654	1,219,006
Klepierre SA (France)	7,035	264,109
NETSTREIT Corp.(a)	115,371	2,172,436
NNN REIT, Inc.	72,572	3,050,201
Realty Income Corp.(a)	32,147	1,966,753
Regency Centers Corp.	43,482	3,289,848
Scentre Group (Australia)	162,672	375,338
Simon Property Group, Inc.	50,964	9,506,315
Unibail-Rodamco-Westfield (France)	2,184	240,951
Vicinity Ltd. (Australia)	157,311	256,636
		33,656,280
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	3,500	712,005
Advantest Corp. (Japan)	19,448	2,683,954
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	2,400	$763,536
Applied Materials, Inc.	2,400	820,296
ASM International NV (Netherlands)	1,766	1,338,545
ASML Holding NV (Netherlands)	4,664	6,201,985
ASML Holding NV (Netherlands)	1,326	1,751,421
BE Semiconductor Industries NV (Netherlands)	873	186,991
Broadcom, Inc.	20,606	6,377,763
Disco Corp. (Japan)	800	326,067
Infineon Technologies AG (Germany)	10,943	496,442
Intel Corp.*	5,600	247,128
Jentech Precision Industrial Co. Ltd. (Taiwan)	858	107,884
Kioxia Holdings Corp. (Japan)*	4,600	600,760
KLA Corp.	210	309,206
Lam Research Corp.	7,100	1,516,986
Lasertec Corp. (Japan)	500	111,287
Marvell Technology, Inc.	1,400	138,670
Microchip Technology, Inc.	6,900	445,809
Micron Technology, Inc.	6,099	2,060,486
Nova Ltd. (Israel)*	442	195,191
NVIDIA Corp.	103,450	18,041,680
NXP Semiconductors NV (Netherlands)(a)	3,368	663,024
QUALCOMM, Inc.	2,800	360,584
Renesas Electronics Corp. (Japan)	25,300	361,720
SK hynix, Inc. (South Korea)	2,165	1,228,345
STMicroelectronics NV (Singapore)	18,899	643,107
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,929	3,017,555
Teradyne, Inc.	1,800	533,628
Texas Instruments, Inc.	800	155,312
Tokyo Electron Ltd. (Japan)	4,600	1,142,874
		53,540,241
Software — 1.0%
Adobe, Inc.*	3,400	826,472
AppLovin Corp. (Class A Stock)*	400	159,200
Autodesk, Inc.*	3,200	766,080
Cadence Design Systems, Inc.*	500	138,935
Check Point Software Technologies Ltd. (Israel)*	3,200	457,120
Fortinet, Inc.*	3,900	318,708
Gen Digital, Inc.	8,000	150,640
Intuit, Inc.(a)	2,830	1,223,636
Microsoft Corp.	30,801	11,401,606
Nebius Group NV (Netherlands)*	3,082	319,788
Nice Ltd. (Israel)*	953	105,220
Oracle Corp.	8,785	1,292,361
Oracle Corp. (Japan)	600	32,666
Palantir Technologies, Inc. (Class A Stock)*	4,300	629,004
Roper Technologies, Inc.	600	212,316
Sage Group PLC (The) (United Kingdom)	3,564	39,936
Salesforce, Inc.(a)	2,700	504,009
SAP SE (Germany)	11,265	1,920,487

A9

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
ServiceNow, Inc.*	4,084	$426,982
Teradata Corp.*	2,300	58,949
Trend Micro, Inc. (Japan)	6,200	206,687
Zoom Communications, Inc.*	7,500	602,925
		21,793,727
Specialized REITs — 1.7%
American Tower Corp.	3,500	604,030
Digital Realty Trust, Inc.	38,781	6,988,724
Equinix, Inc.	11,932	11,696,224
Extra Space Storage, Inc.	45,232	5,931,272
Iron Mountain, Inc.	81,151	8,288,763
Public Storage	700	189,616
Smartstop Self Storage REIT, Inc.(a)	91,820	2,780,310
VICI Properties, Inc.	22,300	609,236
Weyerhaeuser Co.	2,600	63,518
		37,151,693
Specialty Retail — 0.4%
AutoNation, Inc.*	2,000	390,520
AutoZone, Inc.*	125	422,222
Avolta AG (Switzerland)*	2,000	119,913
Best Buy Co., Inc.	1,000	64,200
Fast Retailing Co. Ltd. (Japan)	2,000	790,213
Five Below, Inc.*	700	159,936
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	7,140	133,581
Home Depot, Inc. (The)	1,900	624,891
Industria de Diseno Textil SA (Spain)	30,885	1,797,779
JD Sports Fashion PLC (United Kingdom)	188,765	179,036
Kingfisher PLC (United Kingdom)	172,131	654,500
Lowe’s Cos., Inc.(a)	6,623	1,564,882
Ross Stores, Inc.	3,500	758,205
TJX Cos., Inc. (The)	3,500	558,950
Ulta Beauty, Inc.*	500	261,355
		8,480,183
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	61,217	15,536,262
Canon, Inc. (Japan)	9,200	255,276
FUJIFILM Holdings Corp. (Japan)	8,800	167,690
Logitech International SA (Switzerland)	4,960	460,608
Samsung Electronics Co. Ltd. (South Korea)	9,707	1,135,344
Sandisk Corp.*	600	381,204
Western Digital Corp.	3,878	1,048,960
		18,985,344
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc. (Finland)*	2,700	88,884
Asics Corp. (Japan)	46,800	1,258,223
Brunello Cucinelli SpA (Italy)	6,714	586,765
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	14,182	2,504,061
Deckers Outdoor Corp.*	1,100	110,099
Hermes International SCA (France)	418	791,839
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	2,334	$1,275,880
Moncler SpA (Italy)	7,992	481,187
Pandora A/S (Denmark)	1,838	131,369
Ralph Lauren Corp.	500	171,995
Tapestry, Inc.	1,800	253,998
		7,654,300
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	26,447	1,535,482
Imperial Brands PLC (United Kingdom)	33,946	1,376,436
Japan Tobacco, Inc. (Japan)	11,500	441,185
Philip Morris International, Inc.	5,200	859,768
		4,212,871
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	4,400	603,592
Bunzl PLC (United Kingdom)	3,043	91,611
Ferguson Enterprises, Inc.	2,270	528,565
ITOCHU Corp. (Japan)	90,000	1,144,844
Marubeni Corp. (Japan)	14,200	519,464
Mitsubishi Corp. (Japan)	74,200	2,545,503
Mitsui & Co. Ltd. (Japan)	29,200	1,128,658
Sumitomo Corp. (Japan)	11,500	430,319
Sunbelt Rentals Holdings, Inc.	5,305	338,413
Toyota Tsusho Corp. (Japan)	5,200	201,535
United Rentals, Inc.	508	370,109
W.W. Grainger, Inc.	210	229,070
WESCO International, Inc.(a)	1,000	273,620
		8,405,303
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	18,034	533,543
Transurban Group (Australia), UTS	37,324	364,090
		897,633
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC (Nigeria), 144A	106,386	490,582
KDDI Corp. (Japan)	33,200	565,287
SoftBank Group Corp. (Japan)	69,591	1,694,524
Tele2 AB (Sweden) (Class B Stock)	16,459	340,660
Vodafone Group PLC (United Kingdom)	1,029,265	1,552,494
		4,643,547

Total Common Stocks (cost $615,019,930)		716,263,913
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	89,475
Porsche Automobil Holding SE (Germany) (PRFC)	1,320	48,334
Volkswagen AG (Germany) (PRFC)	2,725	278,747
		416,556

A10

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	8,125	$627,650
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)(a)	3,022	756,155

Total Preferred Stocks (cost $1,858,210)		1,800,361
Unaffiliated Exchange-Traded Funds — 15.2%
Dimensional Core Fixed Income ETF(a)	344,425	14,541,624
Dimensional International Core Equity Market ETF(a)	1,371,775	53,444,354
Dimensional US Equity Market ETF	803,001	56,940,801
Dimensional US Real Estate ETF(a)	1,607,425	38,015,601
iShares 0-3 Month Treasury Bond ETF	523,896	52,735,372
iShares Core MSCI EAFE ETF	129,285	11,704,171
iShares Core S&P 500 ETF	7,705	5,032,983
iShares iBoxx USD High Yield Corporate Bond ETF(a)	8,954	712,380
iShares JP Morgan USD Emerging Markets Bond ETF(a)	76,610	7,195,977
iShares MSCI EAFE ETF	66,441	6,453,414
iShares Russell 1000 Value ETF(a)	94,970	20,292,240
iShares S&P 500 Growth ETF(a)	41,245	4,665,222
SPDR Gold MiniShares Trust*	63,445	5,880,717
State Street Energy Select Sector SPDR ETF	50,000	3,063,000
Vanguard Dividend Appreciation ETF	103,348	22,226,021
Vanguard Real Estate ETF(a)	87,540	7,764,798
Vanguard Short-Term Corporate Bond ETF(a)	47,300	3,749,471
Vanguard Total Bond Market ETF(a)	204,400	15,052,016

Total Unaffiliated Exchange-Traded Funds (cost $309,889,581)		329,470,162
Unaffiliated Funds — 14.0%
AB Global Bond Fund, Inc.	8,607,709	59,134,957
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,094,167	27,098,515
BlackRock Systematic Multi-Strategy Fund (Class K)	2,947,717	30,921,555
BlackRock Tactical Opportunities Fund (Class K)*	1,652,423	27,099,741
Calamos Market Neutral Income Fund, (R6 Shares)	2,172,372	34,193,134
JPMorgan Hedged Equity Fund, (Institutional Shares)	680,174	22,840,229
Merger Fund (The), (Institutional Shares)	2,446,002	41,900,011
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,068,811	11,874,491
Victory Market Neutral Income Fund, (Institutional Shares)	3,773,322	34,676,831
	Shares	Value

Unaffiliated Funds (continued)
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,459,872	$12,058,543

Total Unaffiliated Funds (cost $294,900,141)		301,798,007

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	6,037	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.4%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.871%(c)	01/20/39		1,400	1,398,560
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	01/24/37		2,300	2,293,587
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.716%(c)	07/15/34	EUR	2,500	2,880,382
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.216%(c)	10/15/37	EUR	1,500	1,729,181
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.048%(c)	07/18/37		3,250	3,251,465
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.666%(c)	07/15/34	EUR	1,000	1,148,009
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.081%(c)	10/22/37		750	750,701
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/18/37		1,500	1,500,656
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.246%(c)	07/20/38	EUR	1,100	1,265,522
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.713%(c)	10/15/34		2,000	1,996,291

A11

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.052%(c)	09/06/37		3,250	$3,251,389
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.068%(c)	07/18/37		2,750	2,752,008
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		1,750	1,747,359
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
5.968%(c)	04/25/37		1,000	999,105
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.139%(c)	10/20/34		2,750	2,750,650
Voya Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.188%(c)	03/16/38	EUR	1,150	1,329,971

Total Asset-Backed Securities (cost $31,273,782)				31,044,836
Corporate Bonds — 0.9%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33		70	72,268
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		1	501
5.750%	04/20/29		130	128,929
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31		95	93,041
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		15	14,704
				237,175
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		455	343,418
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		25	25,562
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		60	61,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	$424,357
			511,164
Banks — 0.0%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	200,303
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	212,788
			413,091
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	198,947
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	125	84,847
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	120	121,970
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	20	20,315
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	165,226
			591,305
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31(a)	175	156,922
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	60	59,162
			216,084
Commercial Services — 0.0%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	170	175,338
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	40	40,416
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30	50	51,310
7.250%	06/15/33	30	30,802
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,405
4.875%	01/15/28	186	185,237

A12

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	111	$100,402
			592,910
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	84,559
Diversified Financial Services — 0.0%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	60	56,092
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	75	72,388
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	200	189,679
7.875%	12/15/29	100	102,490
			420,649
Electric — 0.1%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	10,028
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	53,999
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	400,203
8.000%(ff)	10/15/26(oo)	300	302,471
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	269,152
			1,035,853
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	15	14,905
5.500%	04/15/34	25	24,641
6.375%	03/15/29	65	66,162
7.250%	06/15/28	175	175,994
			281,702
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	275	264,641
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31	75	72,866
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	150	149,730
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		95	$98,917
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,938
6.250%	03/15/33		45	44,596
7.125%	02/15/31		30	31,517
				667,205
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		40	41,402
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.625%	03/31/32		95	93,479
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	163	177,570
8.125%	05/14/30	GBP	213	259,725
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	23,894
4.375%	01/31/32		300	279,630
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		150	139,625
				973,923
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		200	193,562
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	366,954
4.625%	06/01/30		10	9,615
				376,569
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		453	440,365
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	162,869
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	4,001

A13

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	$398,912
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	123,726
			689,508
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	50	48,148
6.625%	05/15/32(a)	20	19,119
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	50	51,705
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	162,790
			281,762
Insurance — 0.0%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	50	51,909
8.375%	02/01/34	95	92,533
			144,442
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	40	38,934
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	75	75,000
7.375%	05/01/33	55	53,825
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	15	14,872
6.000%	12/15/35	25	24,657
			168,354
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	20	19,850
7.750%	02/15/29	100	103,582
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	149,190
			272,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		195	$186,043
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29		135	136,351
6.500%	04/15/32(a)		315	317,557
				639,951
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	104,085
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	8,942
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,954
5.125%	05/01/27		7	7,001
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	4,468
7.375%	07/01/28		25	24,247
7.750%	07/01/26		400	398,908
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	283,310
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	116,517
5.250%	05/15/29	GBP	166	209,281
				1,057,628
Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		42	42,019
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		40	41,297
				83,316
Oil & Gas — 0.1%
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		205	207,884
9.750%	10/15/30		75	80,387
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		200	199,999
Gtd. Notes, 144A
5.875%	02/01/29		125	125,013
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32		275	266,000

A14

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28	25	$25,692
8.625%	11/01/30	50	52,666
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	70	71,160
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	55	56,710
			1,085,511
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	152,436
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	165	154,345
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	75	70,947
			377,728
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	99,844
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	5	4,223
5.250%	01/30/30	60	39,194
5.250%	02/15/31	50	30,648
6.250%	02/15/29	415	311,250
7.000%	01/15/28	50	43,574
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	200	163,250
			691,983
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	175	174,443
6.625%	02/01/32	50	51,176
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	355,037
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	55	56,585
6.875%	04/15/40	225	224,349
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	350	348,414
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		35	$34,009
				1,244,013
Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		65	64,887
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32		195	187,572
6.125%	03/01/34		195	187,425
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		225	211,900
				651,784
Real Estate Investment Trusts (REITs) — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		25	25,377
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		50	48,110
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		150	152,773
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		150	142,155
				368,415
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,887
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	100	115,585
7.375%	08/31/32	GBP	100	131,698
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		375	390,456
9.000%	06/01/31		114	123,841
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	485,961
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		125	119,609
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	166,748

A15

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		75	$76,811
				1,615,596
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		50	48,629
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		20	20,713
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		35	36,602
				105,944
Telecommunications — 0.1%
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		70	71,281
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		400	398,438
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	350,046
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		80	81,461
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,760
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		170	168,465
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31		5	4,604
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		40	40,683
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	123,584
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	47,135
				1,290,457
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		260	241,868

Total Corporate Bonds (cost $18,839,794)				18,647,105
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.423%(c)	01/28/32	75	$74,364
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
8.506%(c)	11/17/28	97	94,740
Term B Loan, 3 Month SOFR + 5.100%
8.756%(c)	11/17/28	75	72,992
			242,096
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28	24	3,952

Total Floating Rate and Other Loans (cost $256,442)			246,048
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
1.625%	11/15/50(h)	1,330	693,886
3.625%	02/15/44	2,400	2,038,500
4.000%	11/15/42	1,260	1,140,300
4.125%	08/15/44(h)	4,710	4,272,117
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/27	63	63,004
0.125%	01/15/30	19,753	18,901,744
0.125%	07/15/30	3,558	3,386,565
0.125%	01/15/31	10,989	10,330,007
0.125%	07/15/31	1,468	1,371,665
0.125%	01/15/32	8,882	8,174,038
0.250%	07/15/29	3,052	2,967,774
0.250%	02/15/50	5,086	2,876,799
0.375%	01/15/27	5,648	5,659,253
0.500%	01/15/28	26,823	26,614,253
0.625%	02/15/43	4,803	3,534,989
0.750%	02/15/42	3,001	2,310,682
0.750%	02/15/45	2,023	1,451,852
0.875%	01/15/29	8,997	8,932,076
1.000%	02/15/46	1,208	895,075
1.000%	02/15/48	3,719	2,667,846
1.000%	02/15/49	620	438,659
1.125%	01/15/33	9,112	8,777,328
1.250%	04/15/28	2,868	2,879,336
1.375%	07/15/33	396	387,363
1.375%	02/15/44	3,880	3,203,188
1.500%	02/15/53	7,769	5,952,197
1.625%	04/15/30	7,178	7,249,852
1.750%	01/15/28	194	196,872
1.750%	01/15/34	14,660	14,596,549
1.875%	07/15/34	5,032	5,055,254
1.875%	07/15/35	6,093	6,064,274
1.875%	01/15/36	3,068	3,031,331
2.125%	04/15/29	2,734	2,806,759
2.125%	01/15/35	9,533	9,690,851
2.125%	02/15/40	203	198,739
2.125%	02/15/41	1,055	1,019,624

A16

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.125%	02/15/54	790	$695,069
2.375%	02/15/55	1,350	1,253,442
2.500%	01/15/29	6,484	6,725,229
U.S. Treasury Notes
0.750%	01/31/28	8,500	8,039,805
3.625%	09/30/31	1,000	981,094
3.750%	11/30/32	1,225	1,198,969
3.875%	09/30/32	1,505	1,485,482
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(h)(k)	4,560	2,066,445
4.500%(s)	05/15/46	165	58,677
4.715%(s)	11/15/41	90	41,389
4.760%(s)	05/15/43(k)	1,850	777,521
4.928%(s)	11/15/45	45	16,418
4.958%(s)	11/15/43	265	108,121
5.020%(s)	05/15/44	125	49,583

Total U.S. Treasury Obligations (cost $206,809,138)			203,327,845

Options Purchased*~ — 0.3%
(cost $7,224,198)	6,941,817

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—84.3% (cost $1,675,685,770)	1,821,705,469
Options Written*~ — (0.0)%
(premiums received $0)	(1,565)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—84.3% (cost $1,675,685,770)	1,821,703,904

	Shares
Short-Term Investments — 18.9%
Affiliated Mutual Funds — 12.4%
PGIM Core Ultra Short Bond Fund(wa)	177,233,574	177,233,574
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $91,519,002; includes $91,265,035 of cash collateral for securities on loan)(b)(wa)	91,593,190	91,529,075

Total Affiliated Mutual Funds (cost $268,752,576)		268,762,649

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 6.5%
U.S. Treasury Bills
3.570%	07/16/26	20	19,789
3.610%	06/16/26(k)	13,700	13,595,790
3.639%	06/30/26	71,500	70,857,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
3.671%	04/07/26(k)	55,000	$54,966,912

Total U.S. Treasury Obligations (cost $139,440,565)			139,440,141

Options Purchased*~ — 0.0%
(cost $76,679)	77,200

Total Short-Term Investments (cost $408,269,820)	408,279,990

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—103.2% (cost $2,083,955,590)	2,229,983,894

Options Written*~ — (0.0)%
(premiums received $86,839)	(119,578)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—103.2% (cost $2,083,868,751)	2,229,864,316

Liabilities in excess of other assets(z) — (3.2)%	(69,388,077)

Net Assets — 100.0%	$2,160,476,239

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A17

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,312,579; cash collateral of $91,265,035 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$8,453	$607	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Total		$8,453	$607	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A18

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		20		2	$3,357,415
S&P 500 Index (FLEX)	Call	01/31/31	$7,000.00		25		3	3,581,138
Total Exchange Traded (cost $7,222,319)								$6,938,553

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		970	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,940	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	118	—
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	236	1
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		140	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		140	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		138	1
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		535	3,590
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		138	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		130	4
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		267	3,836
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		267	2,018
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		129	6
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		275	15
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		467	67
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		131	8
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		130	8
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		273	3,443
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		275	23
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		140	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		261	9
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		136	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		134	—
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		133	—
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		135	—
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		388	5
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		129	1
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		273	4
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		209	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		267	7
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		267	7
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		467	817
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		270	—
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		129	—
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		130	—
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		134	—
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		130	2,103
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		210	9,733
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		210	9,733
Total OTC Traded (cost $55,854)									$35,439

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	1,420	$3,264
A19

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		417	$2,113
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	1,555	4,707
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	1,555	9
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		2,295	6,369
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		2,295	5
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		2,550	25,968
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		2,550	23
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		417	2,567
Total OTC Swaptions (cost $22,704)									$45,025
Total Options Purchased (cost $7,300,877)									$7,019,017
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	118	$(880)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	236	(749)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		140	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		138	(495)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		138	(106)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		130	(708)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		267	(2,306)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		267	(791)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		129	(731)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		275	(5,999)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		467	(13,676)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		130	(2,099)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		131	(1,066)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		275	(1,418)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		261	(1,001)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		136	(497)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		134	(801)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		133	(2,396)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		135	(1,706)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		388	(4,626)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		129	(1,902)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		273	(2,982)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		209	(43)
A20

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		267	$(727)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		267	(1,722)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		270	(1,093)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		130	(839)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		129	(1,908)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		134	(609)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		210	(930)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		210	(930)
Total OTC Traded (premiums received $52,219)									$(55,736)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	1,420	$(1,565)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		417	(1,294)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	3,110	(4,733)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		4,590	(6,878)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		2,550	(17,497)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		2,550	(12,860)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		417	(4,002)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)		880	(6,404)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		4,240	(2,020)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		3,150	(1,001)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		4,890	(7,153)
Total OTC Swaptions (premiums received $34,620)									$(65,407)
Total Options Written (premiums received $86,839)									$(121,143)
Financial Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
85	2 Year U.S. Treasury Notes	Jun. 2026	$17,632,851	$(136,273)
322	5 Year U.S. Treasury Notes	Jun. 2026	34,833,860	(504,589)
8	10 Year Euro-Bund	Jun. 2026	1,159,456	(32,370)
296	10 Year U.S. Treasury Notes	Jun. 2026	32,869,877	(605,480)
77	10 Year U.S. Ultra Treasury Notes	Jun. 2026	8,740,704	(178,449)
66	20 Year U.S. Treasury Bonds	Jun. 2026	7,515,750	(258,539)
44	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	5,128,750	(170,573)
A21

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Financial Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
8	10 Year Australian Treasury Bonds	Jun. 2026	$594,758	$(2,458)
70	Mini MSCI EAFE Index	Jun. 2026	10,153,850	(157,283)
33	Russell 2000 E-Mini Index	Jun. 2026	4,145,130	(15,597)
44	S&P 500 E-Mini Index	Jun. 2026	14,455,651	(407,064)
				(2,468,675)
Short Positions:
16	2 Year U.S. Treasury Notes	Jun. 2026	3,319,125	15,917
2	5 Year Euro-Bobl	Jun. 2026	266,840	5,754
15	20 Year U.S. Treasury Bonds	Jun. 2026	1,708,125	2,614
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	582,813	19,693
				43,978
				$(2,424,697)

Commodity Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
186	Brent Crude	Jul. 2026	$17,887,620	$3,740,665
39	Cocoa	May 2026	1,287,000	(351,585)
45	Coffee ’C’	May 2026	5,034,656	(59,140)
48	Copper	May 2026	6,736,800	(421,156)
255	Corn	May 2026	5,836,313	268,338
36	Gasoline RBOB	May 2026	4,844,297	1,506,984
47	Gold 100 OZ	Jun. 2026	21,989,420	(2,438,517)
90	Hard Red Winter Wheat	May 2026	2,859,750	390,638
100	Lean Hogs	Jun. 2026	4,202,000	(172,449)
60	Live Cattle	Jun. 2026	5,838,600	225,299
25	LME Lead	May 2026	1,177,813	(55,483)
33	LME Nickel	May 2026	3,371,336	(23,939)
80	LME PRI Aluminum	May 2026	7,008,080	687,604
40	LME Zinc	May 2026	3,240,940	(58,305)
68	Low Sulphur Gas Oil	May 2026	8,426,900	3,664,999
360	Natural Gas	May 2026	10,382,400	(1,086,595)
33	NY Harbor ULSD	May 2026	5,701,727	1,899,925
14	Silver	May 2026	5,244,330	(850,534)
144	Soft Red Winter Wheat	May 2026	4,437,000	393,837
111	Soybean	May 2026	6,499,050	383,702
128	Soybean Meal	May 2026	4,049,920	251,342
112	Soybean Oil	May 2026	4,628,736	697,594
222	Sugar #11 (World)	May 2026	3,858,893	355,727
178	WTI Crude	May 2026	18,045,640	6,764,554
				15,713,505
Short Positions:
7	LME Nickel	May 2026	715,132	11,009
11	LME PRI Aluminum	May 2026	963,611	(114,373)
14	LME Zinc	May 2026	1,134,329	7,776
				(95,588)
				$15,617,917
A22

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.000%, 02/15/50	CITI	06/12/26	5,615	$59.75	$3,355,153	$3,273,034	$—	$(82,119)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	449	$311,647	$309,384	$—	$(2,263)
Expiring 04/15/26	GSI	AUD	269	191,496	185,285	—	(6,211)
Expiring 04/15/26	MSI	AUD	883	593,108	608,833	15,725	—
Expiring 04/15/26	MSI	AUD	84	59,525	57,599	—	(1,926)
Expiring 04/15/26	MSI	AUD	66	46,089	45,735	—	(354)
Brazilian Real,
Expiring 04/02/26	GSI	BRL	5,807	1,118,217	1,120,734	2,517	—
Expiring 05/05/26	DB	BRL	2,537	481,647	486,407	4,760	—
Expiring 05/05/26	DB	BRL	696	131,000	133,400	2,400	—
Expiring 05/05/26	RBC	BRL	2,537	482,462	486,407	3,945	—
British Pound,
Expiring 06/17/26	CITI	GBP	692	915,641	915,317	—	(324)
Expiring 06/17/26	GSI	GBP	445	591,722	588,334	—	(3,388)
Expiring 06/17/26	MSI	GBP	180	239,861	237,663	—	(2,198)
Expiring 06/17/26	MSI	GBP	57	76,281	75,560	—	(721)
Expiring 06/17/26	MSI	GBP	48	64,339	63,253	—	(1,086)
Expiring 06/17/26	MSI	GBP	43	56,709	56,504	—	(205)
Expiring 06/17/26	WBC	GBP	459	607,212	606,992	—	(220)
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	28	20,407	19,925	—	(482)
Expiring 04/15/26	CITI	CAD	17	12,655	12,445	—	(210)
Expiring 04/15/26	MSI	CAD	81	58,830	58,482	—	(348)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	130,533	140,000	141,019	1,019	—
Chinese Renminbi,
Expiring 05/13/26	MSI	CNH	2,278	330,444	331,719	1,275	—
Expiring 06/17/26	BOA	CNH	461	67,000	67,287	287	—
Expiring 06/17/26	HSBC	CNH	588	86,000	85,885	—	(115)
Colombian Peso,
Expiring 06/17/26	BOA	COP	494,719	131,000	132,258	1,258	—
Expiring 06/17/26	JPM	COP	885,721	231,949	236,789	4,840	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	3,104	151,000	146,236	—	(4,764)
Expiring 04/22/26	BOA	CZK	2,297	110,000	108,223	—	(1,777)
Expiring 04/22/26	GSI	CZK	2,118	103,000	99,788	—	(3,212)
Expiring 04/22/26	JPM	CZK	3,120	152,000	146,994	—	(5,006)
Danish Krone,
Expiring 06/17/26	CITI	DKK	1,022	157,301	158,685	1,384	—
Expiring 06/17/26	GSI	DKK	938	144,377	145,668	1,291	—
Euro,
Expiring 04/22/26	HSBC	EUR	1,404	1,660,454	1,625,146	—	(35,308)
Expiring 04/22/26	MSI	EUR	813	936,237	940,276	4,039	—
Expiring 04/22/26	MSI	EUR	89	105,729	102,693	—	(3,036)
Expiring 06/17/26	CITI	EUR	175	202,689	203,225	536	—
Expiring 06/17/26	CITI	EUR	134	153,913	155,319	1,406	—
Expiring 06/17/26	GSI	EUR	156	180,541	181,303	762	—
A23

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/17/26	MSI	EUR	3,129	$3,616,827	$3,629,532	$12,705	$—
Expiring 06/17/26	MSI	EUR	162	186,962	187,334	372	—
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	8,044	1,032,328	1,028,316	—	(4,012)
Indian Rupee,
Expiring 06/17/26	CITI	INR	4,422	47,472	46,587	—	(885)
Expiring 06/17/26	HSBC	INR	7,778	81,000	81,946	946	—
Israeli Shekel,
Expiring 04/15/26	GSI	ILS	274	88,232	87,114	—	(1,118)
Expiring 04/15/26	MSI	ILS	1,798	573,154	572,362	—	(792)
Japanese Yen,
Expiring 05/13/26	CITI	JPY	129,352	825,241	818,210	—	(7,031)
Expiring 05/13/26	CITI	JPY	23,745	152,827	150,195	—	(2,632)
Expiring 05/13/26	CITI	JPY	7,148	45,915	45,215	—	(700)
Expiring 05/13/26	GSI	JPY	96,445	619,640	610,059	—	(9,581)
Expiring 05/13/26	MSI	JPY	280,250	1,800,532	1,772,712	—	(27,820)
Expiring 05/13/26	MSI	JPY	28,010	177,179	177,174	—	(5)
Expiring 05/13/26	MSI	JPY	13,706	87,436	86,698	—	(738)
Mexican Peso,
Expiring 06/17/26	BARC	MXN	2,435	138,000	134,929	—	(3,071)
Expiring 06/17/26	JPM	MXN	4,459	252,499	247,113	—	(5,386)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	6,562	206,000	204,166	—	(1,834)
Expiring 06/17/26	MSI	TWD	12,614	396,408	392,502	—	(3,906)
Expiring 06/17/26	MSI	TWD	4,545	143,000	141,420	—	(1,580)
New Zealand Dollar,
Expiring 04/15/26	MSI	NZD	192	111,193	110,504	—	(689)
Norwegian Krone,
Expiring 06/17/26	MSI	NOK	4,521	467,364	466,638	—	(726)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	5,395	90,000	88,559	—	(1,441)
Expiring 06/17/26	HSBC	PHP	12,958	215,000	212,718	—	(2,282)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	673	189,700	181,382	—	(8,318)
Expiring 04/22/26	TD	PLN	290	81,300	78,078	—	(3,222)
Singapore Dollar,
Expiring 05/13/26	CITI	SGD	859	679,575	669,826	—	(9,749)
Expiring 05/13/26	MSI	SGD	85	67,216	66,242	—	(974)
Expiring 05/13/26	WBC	SGD	162	128,004	126,163	—	(1,841)
Expiring 06/17/26	BOA	SGD	112	88,000	87,290	—	(710)
South African Rand,
Expiring 06/17/26	BARC	ZAR	2,224	130,474	130,658	184	—
South Korean Won,
Expiring 05/13/26	MSI	KRW	448,575	307,672	298,543	—	(9,129)
Swedish Krona,
Expiring 06/17/26	CITI	SEK	11,429	1,219,201	1,212,026	—	(7,175)
Expiring 06/17/26	GSI	SEK	2,983	318,256	316,387	—	(1,869)
Expiring 06/17/26	MSI	SEK	906	97,390	96,038	—	(1,352)
Swiss Franc,
Expiring 06/17/26	CITI	CHF	150	192,198	189,577	—	(2,621)
Expiring 06/17/26	GSI	CHF	2,738	3,501,637	3,453,504	—	(48,133)
Thai Baht,
Expiring 06/17/26	GSI	THB	2,884	88,000	88,002	2	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	9,267	201,724	205,170	3,446	—
A24

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/13/26	UAG	TRY	12,209	$267,339	$270,310	$2,971	$—
				$30,014,377	$29,837,971	68,070	(244,476)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	386	$257,905	$266,269	$—	$(8,364)
Expiring 04/15/26	CITI	AUD	274	192,300	189,010	3,290	—
Expiring 04/15/26	CITI	AUD	79	55,295	54,634	661	—
Expiring 04/15/26	GSI	AUD	102	68,345	70,569	—	(2,224)
Expiring 04/15/26	WBC	AUD	474	316,823	327,112	—	(10,289)
Brazilian Real,
Expiring 04/02/26	CITI	BRL	733	138,000	141,417	—	(3,417)
Expiring 04/02/26	DB	BRL	2,537	484,674	489,659	—	(4,985)
Expiring 04/02/26	RBC	BRL	2,537	485,509	489,659	—	(4,150)
British Pound,
Expiring 04/22/26	BNY	GBP	692	930,784	915,672	15,112	—
Expiring 06/17/26	GSI	GBP	3,368	4,458,455	4,456,962	1,493	—
Expiring 06/17/26	MSI	GBP	1,141	1,520,895	1,510,400	10,495	—
Expiring 06/17/26	MSI	GBP	167	221,792	220,460	1,332	—
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	1,072	774,857	771,125	3,732	—
Expiring 04/15/26	GSI	CAD	258	190,568	185,804	4,764	—
Expiring 04/15/26	GSI	CAD	230	167,655	165,302	2,353	—
Expiring 04/15/26	GSI	CAD	167	120,565	119,985	580	—
Expiring 04/15/26	GSI	CAD	30	22,238	21,796	442	—
Expiring 04/15/26	MSI	CAD	109	79,523	78,048	1,475	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	153,570	171,462	165,907	5,555	—
Chinese Renminbi,
Expiring 05/13/26	CITI	CNH	358	51,976	52,186	—	(210)
Expiring 05/13/26	GSI	CNH	1,818	263,748	264,777	—	(1,029)
Expiring 06/17/26	BNP	CNH	8,983	1,314,192	1,311,304	2,888	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	546,000	140,000	148,397	—	(8,397)
Expiring 04/06/26	CITI	COP	525,000	140,000	142,689	—	(2,689)
Expiring 04/06/26	CITI	COP	514,500	140,000	139,834	166	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	4,185	199,000	197,158	1,842	—
Expiring 04/22/26	CITI	CZK	1,534	75,000	72,242	2,758	—
Expiring 04/22/26	DB	CZK	2,954	141,000	139,133	1,867	—
Expiring 04/22/26	TD	CZK	22,800	1,097,758	1,074,075	23,683	—
Expiring 06/17/26	CITI	CZK	7	342	345	—	(3)
Danish Krone,
Expiring 06/17/26	MSI	DKK	2,627	406,677	408,063	—	(1,386)
Expiring 06/17/26	MSI	DKK	1,719	266,131	266,993	—	(862)
Expiring 06/17/26	MSI	DKK	1,309	202,884	203,301	—	(417)
Expiring 06/17/26	MSI	DKK	838	129,970	130,180	—	(210)
Expiring 06/17/26	WBC	DKK	419	64,578	65,152	—	(574)
Euro,
Expiring 04/22/26	BOA	EUR	235	273,000	272,124	876	—
Expiring 04/22/26	CITI	EUR	699	830,000	809,337	20,663	—
A25

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/26	CITI	EUR	212	$243,900	$244,754	$—	$(854)
Expiring 04/22/26	CITI	EUR	118	135,000	136,428	—	(1,428)
Expiring 04/22/26	CITI	EUR	117	134,593	135,384	—	(791)
Expiring 04/22/26	DB	EUR	2,399	2,808,874	2,775,703	33,171	—
Expiring 04/22/26	MSI	EUR	79	93,000	90,879	2,121	—
Expiring 04/22/26	SSB	EUR	2,799	3,267,344	3,238,321	29,023	—
Expiring 04/22/26	SSB	EUR	871	1,004,946	1,007,480	—	(2,534)
Expiring 04/22/26	UAG	EUR	2,799	3,265,986	3,238,320	27,666	—
Expiring 06/17/26	GSI	EUR	2,323	2,669,598	2,694,020	—	(24,422)
Expiring 06/17/26	GSI	EUR	118	136,980	137,108	—	(128)
Expiring 06/17/26	MSI	EUR	453	524,187	525,349	—	(1,162)
Expiring 06/17/26	WBC	EUR	1,800	2,069,243	2,088,169	—	(18,926)
Indian Rupee,
Expiring 06/17/26	BOA	INR	7,490	79,000	78,907	93	—
Japanese Yen,
Expiring 05/13/26	GSI	JPY	23,818	154,036	150,660	3,376	—
Expiring 05/13/26	MSI	JPY	75,904	484,101	480,130	3,971	—
Expiring 05/13/26	MSI	JPY	41,565	265,067	262,920	2,147	—
Expiring 05/13/26	MSI	JPY	32,445	208,645	205,232	3,413	—
Expiring 05/13/26	WBC	JPY	71,377	458,570	451,496	7,074	—
Expiring 05/13/26	WBC	JPY	47,166	297,664	298,344	—	(680)
Mexican Peso,
Expiring 06/17/26	JPM	MXN	1,493	82,001	82,740	—	(739)
Expiring 06/17/26	MSI	MXN	1,483	83,000	82,159	841	—
Norwegian Krone,
Expiring 06/17/26	CITI	NOK	699	71,707	72,142	—	(435)
Polish Zloty,
Expiring 04/22/26	HSBC	PLN	1,162	321,356	312,915	8,441	—
Expiring 04/22/26	JPM	PLN	504	135,000	135,747	—	(747)
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	1,723	1,364,194	1,347,799	16,395	—
South African Rand,
Expiring 04/15/26	CITI	ZAR	850	51,285	50,186	1,099	—
Expiring 06/17/26	CITI	ZAR	1,140	68,000	66,973	1,027	—
Expiring 06/17/26	GSI	ZAR	2,517	154,192	147,882	6,310	—
South Korean Won,
Expiring 05/13/26	GSI	KRW	449,204	308,075	298,962	9,113	—
Expiring 06/17/26	CITI	KRW	83,897	56,897	55,896	1,001	—
Swiss Franc,
Expiring 06/17/26	MSI	CHF	190	243,040	239,020	4,020	—
Expiring 06/17/26	WBC	CHF	142	182,271	179,360	2,911	—
Expiring 06/17/26	WBC	CHF	113	144,830	142,529	2,301	—
Expiring 06/17/26	WBC	CHF	4	5,115	5,045	70	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	36,605	1,166,999	1,116,967	50,032	—
Expiring 06/17/26	HSBC	THB	6,616	209,000	201,892	7,108	—
Turkish Lira,
Expiring 04/13/26	HSBC	TRY	12,202	268,551	270,141	—	(1,590)
Expiring 04/13/26	UAG	TRY	10,075	221,308	223,056	—	(1,748)
				$39,831,456	$39,608,095	328,751	(105,390)
						$396,821	$(349,866)
A26

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	6,004	EUR	246	$—	$(1,839)	BOA
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	733	3.649%	$43,552	$39,801	$(3,751)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	125	3.857%	4,648	6,197	1,549
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	15,015	0.631%	244,097	264,178	20,081
					$292,297	$310,176	$17,879
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	730	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(9,794)	$(9,794)
CHF	200	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(1,342)	(1,342)
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(16,485)	47,450	63,935
GBP	70	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(2)	(4,037)	(4,035)
JPY	60,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(13,883)	(13,883)
JPY	40,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(7,813)	(7,813)
MXN	11,495	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(20,871)	(20,871)
MXN	6,760	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(15,063)	(15,063)
NZD	905	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(13,550)	(13,550)
A27

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	$3,229	$31,590	$28,361
12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(56,828)	(56,828)
5,195	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(10,003)	(10,003)
1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	317	(13,599)	(13,916)
6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	876	66,212	65,336
3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(4,179)	(76,770)	(72,591)
750	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	11,704	11,704
4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(71,551)	(71,551)
1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(7,253)	(55,600)	(48,347)
1,047	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	35,649	35,649
485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	221,386	237,548	16,162
1,700	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	24,862	59,807	34,945
935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	7,262	63,599	56,337
3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	155,975	155,975
				$230,013	$338,830	$108,817

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 3.700%	ML	04/07/27	52,449	$—	$—	$—
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	3,090	(127,842)	—	(127,842)
					$(127,842)	$—	$(127,842)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28